REVENUE INFORMATION	12 Months Ended
Dec. 31, 2019
REVENUE INFORMATION
REVENUE INFORMATION

21. REVENUE INFORMATION

Revenues consist of the following:

	For the Year Ended
	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Electronic scooter sales	709,595,841	1,370,522,269	1,787,274,271
Accessory and spare parts sales	49,159,080	91,373,179	253,799,782
Service revenues	10,613,080	15,885,856	35,215,048
Revenues	769,368,001	1,477,781,304	2,076,289,101

The following summarizes the Group’s revenue from the following geographic areas (based on the location of customers):

	For the Year Ended
	December 31,
	2017	2018	2019
	RMB	RMB	RMB
PRC	731,423,647	1,318,657,227	1,643,221,531
Europe	36,257,165	148,963,330	274,445,360
Others	1,687,189	10,160,747	158,622,210
Revenues	769,368,001	1,477,781,304	2,076,289,101